Annual Total Returns - PIMCO Global Diversified Allocation Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Global Diversified Allocation Portfolio - Advisor	Apr. 30, 2021
Bar Chart Table:
2014	5.65%
2015	(5.55%)
2016	7.64%
2017	16.86%
2018	(9.06%)
2019	21.61%
2020	3.99%